Debentures (Tables)	12 Months Ended
Dec. 31, 2024
Debentures Tables [Abstract]
Schedule of payments of interest and principal to debenture holders	Payments of interest and principal are made to debenture holders on a quarterly basis on the first business day following the end of a calendar quarter, at the Company's option either in cash or Common Shares.

	As at
	December 31, 2024	December 31, 2023
Principal balance	35,257	37,020
Discount	(701)	(1,000)
	34,556	36,020
Interest payable	731	763
	35,287	36,783

Schedule Of Credit Facility Debenture Cash Or Common Share

	As at
	December 31, 2024	December 31, 2023
Balance, beginning of the period	36,783	38,266
Principal repayments	(2,192)	(2,393)
Discount accretion	687	958
Revaluation	(364)	32
Other	373	(80)
Balance, end of the period	35,287	36,783

Schedule of contractual repayment dates

The debenture principal repayment dates, after giving effect to the subordination agreement referenced above, are as follows:

	Principal component of quarterly payment	Principal due on maturity	Total
2025	2,113	—	2,113
2026	554	32,590	33,144
	2,667	32,590	35,257